Basis of presentation (Details)	10 Months Ended	12 Months Ended
	Jan. 31, 2024	Mar. 31, 2023
Psyence Australia Pty Ltd.
Investment in subsidiaries
% ownership	100.00%	100.00%
Pysence Biomed II Corp.
Investment in subsidiaries
% ownership	100.00%
Newcourt Acquisition Corp.
Investment in subsidiaries
% ownership	100.00%